Schedule of Investments (unaudited)	iShares® Russell 1000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Axon Enterprise Inc.(a)	207,966	$36,768,389
BWX Technologies Inc.	232,828	13,531,963
HEICO Corp.	46,951	6,545,908
HEICO Corp., Class A	82,436	10,236,903
Howmet Aerospace Inc.(a)	94,391	3,253,658
Lockheed Martin Corp.	708,758	268,158,589
Northrop Grumman Corp.	42,779	15,547,172
Spirit AeroSystems Holdings Inc., Class A	99,517	4,696,207
TransDigm Group Inc.(a)	48,475	31,377,383
Virgin Galactic Holdings Inc.(a)(b)	430,083	19,783,818
		409,899,990
Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	84,670	7,931,039
Expeditors International of Washington Inc.	399,330	50,555,178
FedEx Corp.	349,841	104,368,066
United Parcel Service Inc., Class B	2,369,740	492,834,828
XPO Logistics Inc.(a)(b)	257,132	35,970,195
		691,659,306
Airlines — 0.1%
Delta Air Lines Inc.(a)	2,096,199	90,681,569
Auto Components — 0.1%
Aptiv PLC(a)	160,807	25,299,765
QuantumScape Corp.(a)(b)	270,240	7,907,223
		33,206,988
Automobiles — 2.5%
Tesla Inc.(a)	2,540,298	1,726,640,551
Thor Industries Inc.	70,507	7,967,291
		1,734,607,842
Banks — 0.1%
Citizens Financial Group Inc.	244,838	11,230,719
Sterling Bancorp./DE	49,123	1,217,759
Synovus Financial Corp.	35,481	1,556,906
Western Alliance Bancorp.	172,602	16,026,096
		30,031,480
Beverages — 1.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)	30,345	30,976,176
Brown-Forman Corp., Class A	73,506	5,182,173
Brown-Forman Corp., Class B, NVS	296,147	22,193,256
Coca-Cola Co. (The)	8,975,481	485,663,277
Monster Beverage Corp.(a)	1,129,877	103,214,264
PepsiCo Inc.	3,754,951	556,371,090
		1,203,600,236
Biotechnology — 2.7%
AbbVie Inc.	5,785,010	651,623,526
Acceleron Pharma Inc.(a)(b)	171,704	21,547,135
Alnylam Pharmaceuticals Inc.(a)	385,717	65,386,746
Amgen Inc.	1,548,740	377,505,375
CureVac NV(a)(b)	172,902	12,704,839
Exact Sciences Corp.(a)	519,410	64,567,857
Exelixis Inc.(a)	862,374	15,712,454
Horizon Therapeutics PLC(a)	132,888	12,443,632
Incyte Corp.(a)	514,772	43,307,768
Ionis Pharmaceuticals Inc.(a)(b)	420,414	16,770,314
Iovance Biotherapeutics Inc.(a)(b)	143,674	3,738,397
Mirati Therapeutics Inc.(a)	106,532	17,208,114
Moderna Inc.(a)	1,107,623	260,269,253
Security	Shares	Value

Biotechnology (continued)
Natera Inc.(a)	237,390	$26,950,887
Neurocrine Biosciences Inc.(a)	304,441	29,628,198
Novavax Inc.(a)	240,383	51,035,715
Regeneron Pharmaceuticals Inc.(a)(b)	34,944	19,517,622
Sarepta Therapeutics Inc.(a)	248,362	19,307,662
Seagen Inc.(a)	392,228	61,924,957
Ultragenyx Pharmaceutical Inc.(a)	156,056	14,879,940
Vertex Pharmaceuticals Inc.(a)	341,190	68,794,140
		1,854,824,531
Building Products — 0.4%
Advanced Drainage Systems Inc.	183,105	21,344,550
Allegion PLC	223,753	31,168,793
Armstrong World Industries Inc.	74,740	8,016,612
AZEK Co. Inc. (The)(a)(b)	195,106	8,284,201
Carrier Global Corp.	1,339,686	65,108,740
Fortune Brands Home & Security Inc.	114,686	11,423,872
Trane Technologies PLC	382,299	70,396,538
Trex Co. Inc.(a)(b)	376,619	38,494,228
		254,237,534
Capital Markets — 1.5%
Ameriprise Financial Inc.	212,161	52,802,630
Apollo Global Management Inc.	581,071	36,142,616
Ares Management Corp., Class A	394,879	25,110,356
Blackstone Group Inc. (The), NVS	2,229,129	216,537,591
FactSet Research Systems Inc.	106,261	35,662,254
Goldman Sachs Group Inc. (The)	59,154	22,450,718
LPL Financial Holdings Inc.	259,128	34,977,097
MarketAxess Holdings Inc.	123,072	57,054,948
Moody’s Corp.	503,553	182,472,501
Morningstar Inc.	69,333	17,826,208
MSCI Inc.	186,430	99,382,104
Raymond James Financial Inc.	20,435	2,654,506
S&P Global Inc.	558,060	229,055,727
T Rowe Price Group Inc.	242,832	48,073,451
		1,060,202,707
Chemicals — 0.8%
Axalta Coating Systems Ltd.(a)	120,294	3,667,764
Celanese Corp.	133,503	20,239,055
Chemours Co. (The)	275,868	9,600,206
Diversey Holdings Ltd.(a)	128,853	2,307,757
Dow Inc.	175,338	11,095,389
Ecolab Inc.	717,632	147,810,663
FMC Corp.	106,118	11,481,968
LyondellBasell Industries NV, Class A	105,275	10,829,639
Olin Corp.	35,559	1,644,959
PPG Industries Inc.	325,281	55,222,955
RPM International Inc.	242,689	21,521,661
Scotts Miracle-Gro Co. (The)	133,614	25,643,199
Sherwin-Williams Co. (The)	798,363	217,513,999
Westlake Chemical Corp.	21,575	1,943,692
WR Grace & Co.	183,099	12,655,803
		553,178,709
Commercial Services & Supplies — 0.4%
Cintas Corp.	273,731	104,565,242
Copart Inc.(a)	685,770	90,405,059
IAA Inc.(a)	438,957	23,940,715
MSA Safety Inc.	34,244	5,670,121
Rollins Inc.	683,953	23,391,193

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	218,665	$30,637,153
		278,609,483
Communications Equipment — 0.1%
Arista Networks Inc.(a)(b)	176,972	64,118,725
CommScope Holding Co. Inc.(a)(b)	653,212	13,919,948
Ubiquiti Inc.	18,986	5,927,239
		83,965,912
Consumer Finance — 0.5%
American Express Co.	1,357,167	224,244,704
Credit Acceptance Corp.(a)(b)	2,100	953,631
Discover Financial Services	551,180	65,199,082
Synchrony Financial	353,291	17,141,679
Upstart Holdings Inc.(a)	39,988	4,994,501
		312,533,597
Containers & Packaging — 0.1%
Avery Dennison Corp.	143,065	30,077,986
Ball Corp.	309,805	25,100,401
Crown Holdings Inc.	55,520	5,674,699
Graphic Packaging Holding Co.	260,433	4,724,255
Sealed Air Corp.	267,886	15,872,245
		81,449,586
Distributors — 0.1%
Pool Corp.	128,234	58,815,806
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	157,801	23,214,105
Chegg Inc.(a)(b)	347,569	28,886,460
frontdoor Inc.(a)	190,651	9,498,233
H&R Block Inc.	492,278	11,558,687
		73,157,485
Electric Utilities — 0.0%
NRG Energy Inc.	359,551	14,489,905
Electrical Equipment — 0.3%
Generac Holdings Inc.(a)(b)	201,395	83,609,134
Plug Power Inc.(a)	1,629,218	55,702,963
Rockwell Automation Inc.	231,830	66,308,017
Vertiv Holdings Co.(b)	915,259	24,986,571
		230,606,685
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	1,362,054	93,178,114
CDW Corp./DE	459,621	80,272,808
Cognex Corp.	556,526	46,776,010
Coherent Inc.(a)	73,089	19,320,346
Corning Inc.	837,477	34,252,809
IPG Photonics Corp.(a)	11,255	2,372,217
Jabil Inc.	373,733	21,721,362
Keysight Technologies Inc.(a)	264,997	40,918,187
Vontier Corp.	297,723	9,699,815
Zebra Technologies Corp., Class A(a)	174,666	92,483,900
		440,995,568
Energy Equipment & Services — 0.0%
Halliburton Co.	152,916	3,535,418
Entertainment — 1.7%
Live Nation Entertainment Inc.(a)(b)	167,382	14,660,989
Madison Square Garden Sports Corp.(a)(b)	23,585	4,070,064
Netflix Inc.(a)	1,414,197	746,992,997
Playtika Holding Corp.(a)(b)	247,763	5,906,670
Security	Shares	Value

Entertainment (continued)
Roku Inc.(a)	376,957	$173,117,502
Skillz Inc.(a)(b)	958,458	20,817,708
Spotify Technology SA(a)(b)	447,517	123,331,210
Take-Two Interactive Software Inc.(a)	73,972	13,094,523
Walt Disney Co. (The)(a)	301,794	53,046,331
World Wrestling Entertainment Inc., Class A	125,104	7,242,271
Zynga Inc., Class A(a)	1,547,560	16,450,563
		1,178,730,828
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	1,477,759	399,201,816
Brookfield Property REIT Inc., Class A	93,748	1,770,900
CoreSite Realty Corp.	108,342	14,582,833
Crown Castle International Corp.	1,410,421	275,173,137
Equinix Inc.	207,709	166,707,243
Equity LifeStyle Properties Inc.	298,651	22,192,756
Extra Space Storage Inc.	37,992	6,223,849
Iron Mountain Inc.	656,534	27,784,519
Lamar Advertising Co., Class A	245,118	25,595,222
Public Storage	377,348	113,464,770
SBA Communications Corp.	58,906	18,773,342
Simon Property Group Inc.	928,164	121,106,839
		1,192,577,226
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	1,353,497	535,538,158
Sysco Corp.	1,596,257	124,108,982
		659,647,140
Food Products — 0.2%
Beyond Meat Inc.(a)(b)	163,598	25,765,049
Darling Ingredients Inc.(a)	27,870	1,881,225
Freshpet Inc.(a)	132,822	21,644,673
Hershey Co. (The)	412,685	71,881,473
Kellogg Co.	363,882	23,408,529
Lamb Weston Holdings Inc.	140,652	11,344,991
Pilgrim’s Pride Corp.(a)(b)	90,183	2,000,259
		157,926,199
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories.	2,843,712	329,671,532
ABIOMED Inc.(a)(b)	144,260	45,024,989
Align Technology Inc.(a)	257,560	157,369,160
Danaher Corp.	107,453	28,836,087
Dexcom Inc.(a)(b)	315,498	134,717,646
Edwards Lifesciences Corp.(a)(b)	2,022,705	209,491,557
Globus Medical Inc., Class A(a)	12,828	994,555
IDEXX Laboratories Inc.(a)	276,836	174,835,776
Insulet Corp.(a)	217,686	59,756,984
Intuitive Surgical Inc.(a)(b)	386,682	355,608,234
Masimo Corp.(a)	118,070	28,626,071
Novocure Ltd.(a)(b)	336,269	74,591,190
Penumbra Inc.(a)(b)	109,925	30,126,045
ResMed Inc.	424,434	104,631,470
STERIS PLC	43,968	9,070,598
Stryker Corp.	487,731	126,678,373
Tandem Diabetes Care Inc.(a)(b)	186,730	18,187,502
Teleflex Inc.	26,929	10,819,803
West Pharmaceutical Services Inc.	241,178	86,607,020
		1,985,644,592
Health Care Providers & Services — 0.6%
agilon health Inc.(a)	153,030	6,208,427
Amedisys Inc.(a)(b)	92,254	22,595,772

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cardinal Health Inc.	558,906	$31,907,944
Chemed Corp.	13,398	6,357,351
DaVita Inc.(a)(b)	160,113	19,282,409
Encompass Health Corp.	182,037	14,204,347
Guardant Health Inc.(a)	292,291	36,299,619
HCA Healthcare Inc.	851,828	176,106,921
McKesson Corp.	74,766	14,298,250
Molina Healthcare Inc.(a)	28,539	7,222,079
Oak Street Health Inc.(a)(b)	305,034	17,865,841
UnitedHealth Group Inc.	213,248	85,393,029
		437,741,989
Health Care Technology — 0.2%
Certara Inc.(a)(b)	54,433	1,542,087
Veeva Systems Inc., Class A(a)	448,235	139,378,673
		140,920,760
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings Inc.(a)(b)	134,205	293,652,618
Boyd Gaming Corp.(a)	56,900	3,498,781
Caesars Entertainment Inc.(a)(b)	403,108	41,822,455
Chipotle Mexican Grill Inc.(a)(b)	91,825	142,359,970
Choice Hotels International Inc.	113,341	13,471,711
Churchill Downs Inc.	119,991	23,789,416
Darden Restaurants Inc.	287,474	41,968,329
Domino’s Pizza Inc.	85,640	39,950,204
DraftKings Inc., Class A(a)	988,586	51,574,532
Expedia Group Inc.(a)	463,589	75,894,155
Hilton Worldwide Holdings Inc.(a)	603,218	72,760,155
Las Vegas Sands Corp.(a)	1,089,771	57,420,034
Marriott International Inc./MD, Class A(a)	890,704	121,598,910
McDonald’s Corp.	436,198	100,757,376
Penn National Gaming Inc.(a)(b)	32,010	2,448,445
Planet Fitness Inc., Class A(a)(b)	186,531	14,036,458
Six Flags Entertainment Corp.(a)	96,146	4,161,199
Starbucks Corp.	3,858,257	431,391,715
Travel + Leisure Co.	183,408	10,903,606
Vail Resorts Inc.(a)	129,931	41,125,760
Wendy’s Co. (The)	579,964	13,582,757
Wyndham Hotels & Resorts Inc.	188,309	13,612,858
Wynn Resorts Ltd.(a)	343,954	42,065,574
Yum China Holdings Inc.	112,590	7,459,088
Yum! Brands Inc.	82,944	9,541,048
		1,670,847,154
Household Durables — 0.2%
DR Horton Inc.	447,259	40,418,796
NVR Inc.(a)	7,174	35,678,454
PulteGroup Inc.	248,154	13,541,764
Tempur Sealy International Inc.	592,329	23,213,373
Toll Brothers Inc.	148,090	8,561,083
TopBuild Corp.(a)	88,906	17,583,829
		138,997,299
Household Products — 0.4%
Church & Dwight Co. Inc.	42,340	3,608,215
Clorox Co. (The)	330,730	59,501,634
Colgate-Palmolive Co.	1,450,314	117,983,044
Kimberly-Clark Corp.	557,518	74,584,758
		255,677,651
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp., Class A	104,323	4,375,307
Security	Shares	Value

Industrial Conglomerates — 0.3%
3M Co.	275,210	$54,664,962
Carlisle Companies Inc.	64,032	12,254,444
Honeywell International Inc.	492,291	107,984,031
		174,903,437
Insurance — 0.3%
Alleghany Corp.(a)	4,736	3,159,243
Aon PLC, Class A	432,160	103,182,522
Arch Capital Group Ltd.(a)	302,364	11,774,054
Brown & Brown Inc.	55,450	2,946,613
Erie Indemnity Co., Class A, NVS	56,513	10,926,789
Everest Re Group Ltd.	29,297	7,383,137
GoHealth Inc., Class A(a)	133,689	1,498,654
Lemonade Inc.(a)(b)	12,936	1,415,328
Lincoln National Corp.	98,364	6,181,194
Markel Corp.(a)	7,344	8,715,198
Marsh & McLennan Companies Inc.	195,334	27,479,587
RenaissanceRe Holdings Ltd.	70,659	10,515,472
		195,177,791
Interactive Media & Services — 10.4%
Alphabet Inc., Class A(a)	848,013	2,070,669,663
Alphabet Inc., Class C, NVS(a)	799,573	2,003,985,802
Facebook Inc., Class A(a)	7,836,799	2,724,933,380
Match Group Inc.(a)(b)	882,716	142,337,955
Pinterest Inc., Class A(a)(b)	1,788,737	141,220,786
TripAdvisor Inc.(a)	196,321	7,911,736
Twitter Inc.(a)	266,700	18,351,627
Vimeo Inc.(a)	375,274	18,388,426
Zillow Group Inc., Class A(a)	193,341	23,690,073
Zillow Group Inc., Class C, NVS(a)(b)	539,489	65,936,346
		7,217,425,794
Internet & Direct Marketing Retail — 7.5%
Amazon.com Inc.(a)	1,421,251	4,889,330,840
DoorDash Inc., Class A(a)	240,240	42,841,999
eBay Inc.	2,229,148	156,508,481
Etsy Inc.(a)	416,010	85,631,499
Wayfair Inc., Class A(a)(b)	136,141	42,981,075
		5,217,293,894
IT Services — 7.8%
Accenture PLC, Class A	1,674,211	493,540,661
Automatic Data Processing Inc.	1,281,115	254,455,061
Broadridge Financial Solutions Inc.	341,825	55,214,992
EPAM Systems Inc.(a)(b)	176,502	90,185,462
Euronet Worldwide Inc.(a)	116,673	15,791,691
Fiserv Inc.(a)(b)	132,529	14,166,025
FleetCor Technologies Inc.(a)	60,779	15,563,071
Gartner Inc.(a)	275,419	66,706,482
Genpact Ltd.	29,805	1,354,041
Globant SA(a)	126,423	27,709,393
GoDaddy Inc., Class A(a)	55,738	4,846,977
Jack Henry & Associates Inc.	62,730	10,256,982
Mastercard Inc., Class A	2,865,145	1,046,035,788
MongoDB Inc.(a)	173,960	62,890,019
Okta Inc.(a)(b)	407,150	99,621,462
Paychex Inc.	920,984	98,821,583
PayPal Holdings Inc.(a)	3,847,656	1,121,514,771
Sabre Corp.(a)	1,032,892	12,890,492
Shift4 Payments Inc., Class A(a)	139,736	13,096,058
Snowflake Inc., Class A(a)(b)	368,637	89,136,427
Square Inc., Class A(a)	1,278,613	311,725,849

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
StoneCo Ltd., Class A(a)	670,183	$44,942,472
Switch Inc., Class A	373,010	7,874,241
Twilio Inc., Class A(a)(b)	149,989	59,119,664
Visa Inc., Class A.	5,542,722	1,295,999,258
Western Union Co. (The)	329,841	7,576,448
WEX Inc.(a)	97,543	18,913,588
Wix.com Ltd.(a)	173,537	50,374,320
		5,390,323,278
Leisure Products — 0.3%
Brunswick Corp./DE	32,417	3,229,382
Mattel Inc.(a)(b)	1,134,913	22,811,751
Peloton Interactive Inc., Class A(a)(b)	865,223	107,304,956
Polaris Inc.	130,286	17,843,971
YETI Holdings Inc.(a)	278,447	25,567,003
		176,757,063
Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A(a)(b)	272,194	53,301,029
Adaptive Biotechnologies Corp.(a)(b)	315,576	12,894,435
Agilent Technologies Inc.	892,383	131,903,131
Avantor Inc.(a)	1,906,595	67,703,188
Bio-Techne Corp.	126,010	56,737,263
Bruker Corp.(b)	333,012	25,302,252
Charles River Laboratories International Inc.(a)	151,994	56,225,621
Illumina Inc.(a)	477,519	225,966,766
IQVIA Holdings Inc.(a)	309,590	75,019,849
Maravai LifeSciences Holdings Inc., Class A(a)	245,607	10,249,180
Mettler-Toledo International Inc.(a)(b)	75,239	104,231,596
PPD Inc.(a)	213,242	9,828,324
Repligen Corp.(a)	167,796	33,495,438
Sotera Health Co.(a)(b)	255,028	6,179,328
Syneos Health Inc.(a)	42,711	3,822,207
Thermo Fisher Scientific Inc.	116,631	58,836,841
Waters Corp.(a)(b)	187,141	64,677,801
		996,374,249
Machinery — 1.5%
AGCO Corp.	19,901	2,594,692
Allison Transmission Holdings Inc.	267,506	10,630,688
Caterpillar Inc.	1,546,598	336,586,123
Deere & Co.	923,044	325,566,849
Donaldson Co. Inc.	59,033	3,750,367
Graco Inc.	339,366	25,690,006
Illinois Tool Works Inc.	923,701	206,502,596
Lincoln Electric Holdings Inc.	186,863	24,611,726
Middleby Corp. (The)(a)	53,969	9,350,669
Nordson Corp.	32,306	7,091,490
Parker-Hannifin Corp.	69,536	21,355,201
Toro Co. (The)	330,811	36,349,513
Xylem Inc./NY	384,066	46,072,557
		1,056,152,477
Media — 0.5%
Altice USA Inc., Class A(a)	487,114	16,630,072
Cable One Inc.	9,298	17,785,307
Charter Communications Inc., Class A(a)(b)	407,667	294,111,357
Nexstar Media Group Inc., Class A	9,109	1,347,039
		329,873,775
Metals & Mining — 0.1%
Freeport-McMoRan Inc.	1,396,527	51,825,117
Southern Copper Corp.	249,922	16,074,983
Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics Inc.	122,128	$7,278,829
		75,178,929
Multiline Retail — 0.4%
Dollar General Corp.	336,870	72,895,299
Nordstrom Inc.(a)	303,198	11,087,951
Target Corp.	729,253	176,289,620
		260,272,870
Oil, Gas & Consumable Fuels — 0.3%
Cabot Oil & Gas Corp.	152,066	2,655,072
Cheniere Energy Inc.(a)	770,476	66,831,088
Cimarex Energy Co.	65,449	4,741,780
Continental Resources Inc./OK	21,793	828,788
Diamondback Energy Inc.	278,720	26,169,021
EOG Resources Inc.	226,099	18,865,701
Hess Corp.	61,401	5,361,535
New Fortress Energy Inc.	86,207	3,265,521
Occidental Petroleum Corp.	349,494	10,928,677
Pioneer Natural Resources Co.	313,462	50,943,844
Texas Pacific Land Corp.	19,152	30,638,221
		221,229,248
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	24,217	1,460,043
Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	749,281	238,331,301
Herbalife Nutrition Ltd.(a)(b)	57,659	3,040,359
		241,371,660
Pharmaceuticals — 1.2%
Catalent Inc.(a)	124,251	13,434,018
Eli Lilly & Co.	2,192,652	503,257,487
Royalty Pharma PLC, Class A	626,710	25,688,843
Zoetis Inc.	1,473,692	274,637,241
		817,017,589
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	441,687	37,622,899
CoStar Group Inc.(a)	997,462	82,609,803
Equifax Inc.	150,689	36,091,522
Robert Half International Inc.	313,580	27,899,213
TransUnion	425,605	46,735,685
Verisk Analytics Inc.	333,125	58,203,600
		289,162,722
Real Estate Management & Development — 0.0%
CBRE Group Inc., Class A(a)	57,617	4,939,506
Opendoor Technologies Inc.(a)	226,836	4,021,802
		8,961,308
Road & Rail — 1.1%
JB Hunt Transport Services Inc.	243,018	39,599,783
Kansas City Southern.	78,785	22,325,305
Landstar System Inc.	110,136	17,403,691
Lyft Inc., Class A(a)	912,885	55,211,285
Old Dominion Freight Line Inc.	308,023	78,176,237
TuSimple Holdings Inc., Class A(a)(b)	13,535	964,233
Uber Technologies Inc.(a)(b)	4,521,898	226,637,528
Union Pacific Corp.	1,374,706	302,339,091
		742,657,153
Semiconductors & Semiconductor Equipment — 7.5%
Advanced Micro Devices Inc.(a)(b)	3,962,801	372,225,898
Allegro MicroSystems Inc.(a)(b)	167,236	4,632,437

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Analog Devices Inc.	176,413	$30,371,262
Applied Materials Inc.	2,997,454	426,837,450
Broadcom Inc.	1,307,141	623,297,114
Brooks Automation Inc.	196,324	18,705,751
Enphase Energy Inc.(a)(b)	433,245	79,556,779
Entegris Inc.	438,225	53,888,528
KLA Corp.	501,804	162,689,875
Lam Research Corp.	466,379	303,472,815
Maxim Integrated Products Inc.	832,022	87,661,838
Microchip Technology Inc.	687,617	102,963,770
Micron Technology Inc.(a)	503,875	42,819,298
MKS Instruments Inc.	154,550	27,502,173
Monolithic Power Systems Inc.	145,914	54,491,583
NVIDIA Corp.	1,958,461	1,566,964,646
NXP Semiconductors NV(b)	275,643	56,705,278
ON Semiconductor Corp.(a)	745,688	28,544,937
QUALCOMM Inc.	3,693,708	527,941,684
Skyworks Solutions Inc.	253,462	48,601,338
Teradyne Inc.(b)	546,321	73,185,161
Texas Instruments Inc.	1,875,129	360,587,307
Universal Display Corp.(b)	140,863	31,318,071
Xilinx Inc.	806,021	116,582,877
		5,201,547,870
Software — 17.6%
Adobe Inc.(a)	1,563,368	915,570,836
Alteryx Inc., Class A(a)(b)	191,325	16,457,777
Anaplan Inc.(a)	457,038	24,360,125
ANSYS Inc.(a)(b)	117,959	40,938,851
Aspen Technology Inc.(a)(b)	221,042	30,402,117
Atlassian Corp. PLC, Class A(a)(b)	432,550	111,104,793
Autodesk Inc.(a)	720,795	210,400,060
Avalara Inc.(a)	275,715	44,610,687
Bentley Systems Inc., Class B.	438,837	28,427,861
Bill.com Holdings Inc.(a)	244,187	44,730,175
C3.ai Inc., Class A(a)(b)	15,918	995,353
Cadence Design Systems Inc.(a)	899,927	123,128,012
CDK Global Inc.	70,575	3,506,872
Citrix Systems Inc.	143,521	16,830,708
Cloudflare Inc., Class A(a)	778,139	82,358,232
Coupa Software Inc.(a)(b)	240,861	63,132,077
Crowdstrike Holdings Inc., Class A(a)	525,088	131,959,865
Datadog Inc., Class A(a)	744,261	77,462,685
DocuSign Inc.(a)	623,977	174,445,250
DoubleVerify Holdings Inc.(a)	49,602	2,100,149
Dropbox Inc., Class A(a)	992,178	30,072,915
Duck Creek Technologies Inc.(a)(b)	52,038	2,264,173
Dynatrace Inc.(a)	563,313	32,908,745
Elastic NV(a)(b)	222,293	32,401,428
Everbridge Inc.(a)(b)	122,268	16,638,229
Fair Isaac Corp.(a)	90,805	45,645,857
FireEye Inc.(a)(b)	223,504	4,519,251
Five9 Inc.(a)(b)	217,378	39,864,951
Fortinet Inc.(a)(b)	438,850	104,529,681
HubSpot Inc.(a)	146,258	85,227,462
Intuit Inc.	835,652	409,611,541
Jamf Holding Corp.(a)(b)	145,813	4,894,942
Manhattan Associates Inc.(a)	109,792	15,902,273
McAfee Corp., Class A.	115,090	3,224,822
Medallia Inc.(a)(b)	184,352	6,221,880
Microsoft Corp.	24,677,808	6,685,218,187
Security	Shares	Value

Software (continued)
nCino Inc.(a)(b)	153,108	$9,174,231
New Relic Inc.(a)	178,070	11,925,348
NortonLifeLock Inc.	474,142	12,906,145
Nuance Communications Inc.(a)	352,451	19,187,432
Nutanix Inc., Class A(a)(b)	626,791	23,955,952
Oracle Corp.	5,312,382	413,515,815
Palantir Technologies Inc., Class A(a)	5,314,840	140,099,182
Palo Alto Networks Inc.(a)	312,147	115,822,144
Paycom Software Inc.(a)	166,926	60,672,593
Paylocity Holding Corp.(a)(b)	121,971	23,272,067
Pegasystems Inc.	127,879	17,799,478
Proofpoint Inc.(a)	184,603	32,076,617
PTC Inc.(a)(b)	343,075	48,462,775
RingCentral Inc., Class A(a)	263,850	76,669,533
salesforce.com Inc.(a)	456,046	111,398,356
ServiceNow Inc.(a)(b)	645,318	354,634,507
Slack Technologies Inc., Class A(a)	1,629,142	72,170,991
Smartsheet Inc., Class A(a)(b)	390,974	28,275,240
Splunk Inc.(a)	538,192	77,811,799
Synopsys Inc.(a)	315,768	87,085,657
Teradata Corp.(a)	303,990	15,190,380
Trade Desk Inc. (The), Class A(a)(b)	1,403,924	108,607,561
Tyler Technologies Inc.(a)	113,491	51,339,924
Unity Software Inc.(a)(b)	479,021	52,610,876
VMware Inc., Class A(a)(b)	97,081	15,530,048
Workday Inc., Class A(a)(b)	604,236	144,255,303
Zendesk Inc.(a)(b)	382,891	55,266,487
Zoom Video Communications Inc., Class A(a)	698,740	270,433,342
Zscaler Inc.(a)(b)	251,628	54,366,746
		12,166,585,351
Specialty Retail — 3.7%
AutoZone Inc.(a)(b)	15,642	23,341,305
Best Buy Co. Inc.	187,238	21,528,625
Burlington Stores Inc.(a)	205,570	66,191,484
CarMax Inc.(a)(b)	45,868	5,923,852
Carvana Co.(a)(b)	253,325	76,458,552
Five Below Inc.(a)(b)	179,324	34,657,949
Floor & Decor Holdings Inc., Class A(a)(b)	331,257	35,013,865
GameStop Corp., Class A(a)	192,582	41,239,510
Home Depot Inc. (The)	3,521,221	1,122,882,165
L Brands Inc.	442,931	31,917,608
Leslie’s Inc.(a)	314,296	8,639,997
Lithia Motors Inc.	8,572	2,945,682
Lowe’s Companies Inc.	2,349,906	455,811,267
O’Reilly Automotive Inc.(a)	68,497	38,783,686
RH(a)	55,848	37,920,792
Ross Stores Inc.	1,146,118	142,118,632
TJX Companies Inc. (The)	3,948,323	266,195,937
Tractor Supply Co.	378,124	70,353,751
Ulta Beauty Inc.(a)	177,118	61,242,091
Vroom Inc.(a)(b)	93,658	3,920,524
Williams-Sonoma Inc.	185,251	29,575,322
		2,576,662,596
Technology Hardware, Storage & Peripherals — 10.4%
Apple Inc.	51,410,312	7,041,156,332
Dell Technologies Inc., Class C(a)	435,004	43,356,849
HP Inc.	1,409,413	42,550,178
NCR Corp.(a)(b)	141,026	6,432,196
NetApp Inc.	480,323	39,300,028

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Pure Storage Inc., Class A(a)(b)	812,108	$15,860,469
		7,188,656,052
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	8,060	792,782
Deckers Outdoor Corp.(a)	12,339	4,739,040
Hanesbrands Inc.	675,384	12,609,419
Lululemon Athletica Inc.(a)	373,256	136,227,242
Nike Inc., Class B	4,056,763	626,729,316
Skechers U.S.A. Inc., Class A(a)	48,013	2,392,488
Tapestry Inc.(a)	90,848	3,950,071
VF Corp.	677,927	55,617,131
		843,057,489
Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A	440,367	8,521,101
UWM Holdings Corp., Class A(b)	71,662	605,544
		9,126,645
Tobacco — 0.2%
Altria Group Inc.	3,370,783	160,718,933

Trading Companies & Distributors — 0.3%
Fastenal Co.	1,670,383	86,859,916
SiteOne Landscape Supply Inc.(a)	74,743	12,651,000
United Rentals Inc.(a)	81,696	26,061,841
WW Grainger Inc.	125,567	54,998,346
		180,571,103
Total Common Stocks — 99.8%
(Cost: $39,288,710,832)		69,055,895,801
Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	691,453,980	$691,868,852
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	114,250,000	114,250,000
		806,118,852
Total Short-Term Investments — 1.2%
(Cost: $805,433,873)		806,118,852

Total Investments in Securities — 101.0%
(Cost: $40,094,144,705)		69,862,014,653

Other Assets, Less Liabilities — (1.0)%		(672,891,562)

NetAssets—100.0%		$69,189,123,091

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$986,160,919	$—		$(294,318,560	)(a)	$122,497	$(96,004)	$691,868,852	691,453,980	$690,229	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	77,470,000	36,780,000	(a)	—		—	—	114,250,000	114,250,000	2,410		—
						$122,497	$(96,004)	$806,118,852		$692,639		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P 500 E-Mini Index	590	09/17/21	$126,514	$972,261

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$69,055,895,801	$—	$—	$69,055,895,801
Money Market Funds	806,118,852	—	—	806,118,852
	$69,862,014,653	$—	$—	$69,862,014,653
Derivative financial instruments(a)
Assets
Futures Contracts	$972,261	$—	$—	$972,261

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust